SUPPLEMENT TO

CALVERT SAGE FUND

Calvert Large Cap Value Fund

Calvert Equity Income Fund

Statement of Additional Information dated January 31, 2013

Date of Supplement: August 27, 2013

Natalie A. Trunow has been added to the portfolio management team for Calvert Equity Income Fund.

The statement of additional information is therefore revised as follows:

Delete the portfolio manager charts under “Portfolio Manager Disclosure – Other Accounts Managed by Fund Portfolio Managers – Calvert Equity Income” on page 27 and replace them with the following:

Calvert:

Yvonne M. Bishop

Accounts Managed (not including Calvert Equity Income) as of September 30, 2012	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Manage	2	0	4
Total Assets in Other Accounts Managed	$216,554,055	$0	$98,323,338
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:

Natalie A. Trunow

Accounts Managed (not including Calvert Equity Income) as of July 31, 2013	Registered Investment Companies	Other Pooled Investment Vehicles

Other Accounts

Number of Other Accounts Managed	12	5	9
Total Assets in Other Accounts Managed	$2,188,850,297	$161,587,928	$142,774,707
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:

James R. McGlynn

Accounts Managed (not including Calvert Equity Income) as of September 30, 2012	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	4
Total Assets in Other Accounts Managed	$216,554,055	$0	$98,323,338
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Under “Portfolio Manager Disclosure – Potential Conflicts of Interest in Managing the Funds and Other Accounts” on page 27 and under “Portfolio Manager Disclosure – Compensation of Fund Portfolio Managers” on page 28, add Natalie A. Trunow to each heading listing the portfolio managers.

In the chart under “Portfolio Manager Disclosure – Securities Ownership of Portfolio Managers of the Funds” on page 28, delete the information under “Equity Income” and replace it with the following (column headings are included here for ease of reference):

Fund

	Firm	Name of Portfolio Manager	Fund Ownership
Equity Income	Calvert	Yvonne M. Bishop	$10,001 to $50,000
		Natalie A. Trunow	None (as of July 31, 2013)
		James R. McGlynn	None

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